Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 385
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Financial Assets Reported at Fair Value on a Recurring Basis
The financial assets that are reported at fair value on a recurring basis as of December 31, 2025 and 2024, were as follows:

	December 31, 2025
($ in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents	$690	$—	$—	$690
Mutual funds (a)	6,387	—	—	6,387
PPG Industries, Inc. common stock (b)	974	—	—	974
Total Investments at fair value	$8,051	$—	$—	$8,051

	December 31, 2024
($ in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$1,767	$—	$—	$1,767
Mutual funds (a)	11,072	—	—	11,072
PPG Industries, Inc. common stock (b)	1,712	—	—	1,712
Total Investments at fair value	$14,551	$—	$—	$14,551
(a)The fair value of mutual funds is valued at the daily closing price as reported by the fund.
(b)The fair value of PPG Industries, Inc. common stock is valued at the closing price reported on the active market on which the individual securities are traded.